Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Oneida Financial Corp.
Entity Central Index Key	0001485001
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 55.7
Entity Common Stock, Shares Outstanding		7,024,596
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY